UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin  53233
(414) 299-2000

September 2, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:	Nakoma Mutual Funds
Registration No.: 811-21865

Ladies and Gentlemen:

On behalf of the above-referenced registered Investment Company (the “Company”) transmitted herewith for filing pursuant to Rule 30b-2-1 and section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s amended Form N-CSR for the annual period ended May 31, 2009.  The amendment is to include separate certifications signed by Mr. Pickett in his capacity as principal executive officer and principal financial officer, respectively, as exhibits to the report under item 12(a)(2).

Questions and comments may be directed to the undersigned at (414) 299-2142

Very truly yours,

/s/Benjamin D. Schmidt
Benjamin D. Schmidt
AVP Fund Administration

Encl.